Debt - Maturities of borrowings (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Maturities of borrowings
December 31, 2024	$ 0
Total	$ 50,470	$ 79,856
Notes and loans payable
Maturities of borrowings
December 31, 2024		44,509
Total		$ 44,509